UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

       Report for the Calendar Year or Quarter Ended  September 30, 2011

If amended report check here:     [ ]            Amendment Number:  _

This Amendment(check only one):   [ ] is a restatement
                                  [ ] adds new holding Entries

Goldman Sachs International
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Name of Institutional Investment Manager

Peterborough Court, 133 Fleet St.           London        England     EC4A 2BB
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Business Address (Street)                   (City)       (Country)


13F Filing Number:  28-05109


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Robert Belva              Vice President, Beneficial Ownership  1(212)902-7941
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Name                                 Title                           Phone





                                            /s/      Robert Belva
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                              JERSEY CITY, NJ  11/08/2011
                                        ----------------------------------------
                                               Place and Date of Signing


Report Type:

[   ]     13F HOLDINGS REPORT

[ x ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager

    13F File No:    Name
    28-04981        Goldman Sachs Group, Inc. (The)